Pledged assets and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Pledged assets and contingent liabilities
Schedule of pledged assets and contingent liabilities

Skr mn	December 31, 2017	December 31, 2016
Collateral provided
Cash collateral under the security agreements for derivative contracts	10,314	11,621

Contingent liabilities
Guarantee commitments	3,360	3,027

Commitments
Committed undisbursed loans	72,914	54,783
Binding offers	1,211	4,630